Operational Ratios (Tables)	12 Months Ended
Dec. 31, 2017
Operational Ratios (Tables) [Abstract]
Financial Conglomerate

In July 2008, the regulations governing the measurement of regulatory capital came into force under the Basel II Standardized Approach. These regulations were revoked by Resolution 4,192/2013 and Resolution 4,278/2013, which came into effect in October 2013. Also, Resolutions 4,193 and 4,281 of 2013, which establish the model for calculating minimum requirements for Reference Equity (PR), of Level I and Principal Capital. These Resolutions determine that the composition of the Referential Equity be made through equity, subordinated debt, hybrid capital instruments. The index is calculated on a consolidated basis, as shown below:

	Financial Conglomerate
Thousand of reais	2017 (1)	2016 (1)	2015 (2)

Tier I Regulatory Capital	56,386,001	56,264,021	52,785,049
Principal Capital	52,196,893	52,136,837	47,840,179
Supplementary capital	4,189,108	4,127,184	4,944,870
Tier II Regulatory Capital	4,250,447	4,280,864	5,182,065
Regulatory Capital (Tier I and II)	60,636,448	60,544,885	57,967,114
Required Regulatory Capital	383,132,693	36,669,570	40,531,194
Portion of Credit Risk (3)	324,696,458	31,309,944	36,355,897
Market Risk Portions (4)	25,857,109	2,388,626	2,300,969
Operational Risk Portion	32,579,126	2,971,000	1,874,328
Basel I Ratio	14.7	15.2	14.3
Basel Principal Capital	13.6	14.0	13.0
Basel	15.8%	16.3%	18.2%

(1) Amounts calculated based on the consolidated information provided by the Consolidated Prudential.

(2) Amounts calculated based on the consolidated information provided by the financial institutions (Financial Conglomerate).

(3) To calculate the capital allocation for credit risk were considered modifications and inclusions of Bacen Circular 3,714 of August 20, 2014, Bacen Circular 3,770 of October 29,2015, which amending Circular 3,644 of March 4, 2013.

(4) Includes portions for market risk exposures subject to variations in rates of foreign currency coupons (PJUR2), price indexes (PJUR3) and interest rate (PJUR1/PJUR4), the price of commodities (PCOM), the price of shares classified as trading portfolios (PACS), and portions for gold exposure and foreign currency transactions subject to foreign exchange (PCAM).